Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment
Total property, plant, and equipment	$ 4,345	$ 4,859
Accumulated depreciation	(1,752)	(1,811)
Net property, plant, and equipment	2,593	3,048
Facilities and equipment
Property, Plant and Equipment
Total property, plant, and equipment	$ 3,262	3,763
Facilities and equipment | Minimum
Property, Plant and Equipment
Depreciable lives (in years)	1 year
Facilities and equipment | Maximum
Property, Plant and Equipment
Depreciable lives (in years)	40 years
Land and improvements
Property, Plant and Equipment
Total property, plant, and equipment	$ 324	347
Nuclear fuel
Property, Plant and Equipment
Total property, plant, and equipment	$ 235	212
Depreciable lives (in years)	5 years
Hardware and office equipment and furnishings
Property, Plant and Equipment
Total property, plant, and equipment	$ 422	431
Hardware and office equipment and furnishings | Minimum
Property, Plant and Equipment
Depreciable lives (in years)	2 years
Hardware and office equipment and furnishings | Maximum
Property, Plant and Equipment
Depreciable lives (in years)	10 years
Construction in progress
Property, Plant and Equipment
Total property, plant, and equipment	$ 102	$ 106